Segment Reporting	12 Months Ended
Jan. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING
10.	SEGMENT REPORTING

We organize and manage our business by the following two segments which meet the definition of reportable segments under ASC 280-10, Segment Reporting:

4P Therapeutics and Pocono Pharmaceuticals. These segments are based on the customer type of products or services provided and are the same as our business units. Separate financial information is available and regularly reviewed by our chief-decision maker, who is or chief executive officer, in making resource allocation decisions for our segments. Our chief-decision maker evaluates segment performance to the GAAP measure of gross profit.

	January 31,
	2023	2022

Net sales
Pocono Pharmaceuticals	$1,785,597	$1,179,620
4P Therapeutics	294,102	242,534
	2,079,699	1,422,154

Gross profit
Pocono Pharmaceuticals	726,702	595,087
4P Therapeutics	23,702	(40,777)
	750,404	554,310

Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	577,930	556,204
Selling, general and administrative-4P Therapeutics	103,181	96,079
Corporate overhead	3,234,930	3,370,541
Research and development-4P Therapeutics	982,227	411,383
Goodwill impairment-Pocono Pharmaceuticals	327,326	2,180,836
	5,225,594	6,615,043

Depreciation and Amortization
Pocono Pharmaceuticals	$264,156	$220,524
4P Therapeutics	65,987	88,217
	$330,143	$308,741

The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.

	Year Ended
	January 31,
	2023	2022

Net sales:
United States	$2,079,699	$1,335,554
Outside the United States	-	86,600
	$2,079,699	$1,422,154

Property and equipment, net of accumulated depreciation
United States	$897,735	$979,297
Outside the United States	-	-
	$897,735	$979,297
Assets:
Corporate	$1,745,731	$4,750,937
Pocono Pharmaceuticals	5,400,814	5,639,178
4P Therapeutics	2,309,832	2,349,548
	$9,456,377	$12,739,660